Basis of preparation and new accounting standards, interpretations and amendments (Details) - GBP (£) £ in Billions	Jul. 19, 2023	Mar. 31, 2023	Jan. 31, 2023	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				£ 8.0
GasT TopCo Limited
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate	20.00%	40.00%	40.00%
Fixed interest rate bonds
Disclosure of detailed information about borrowings [line items]
Notional amount				£ 3.0